Shareholder Report, Holdings (Details) - Select STOXX Europe Aerospace & Defense ETF	Aug. 31, 2025
Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Rolls-Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Thales SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Saab AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
MTU Aero Engines AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Leonardo SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Hensoldt AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Aircraft & Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Semiconductor Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Transport Operations & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%